Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and other payables

14          Trade and other payables

	2021	2020

	US$’000
Trade payables	433,850	304,963
Other payables
Salaries and related payables	64,385	22,505
Provision for annual leave and early retirement (see Note 13(a))	13,259	12,913
Income taxes and other payables to government institutions	526,912	12,833
Accrued interest	6,147	7,042
Accrued expenses	18,363	19,664
Advances from customers and others	10,151	7,846
Payables and other credit balances	13,147	11,110
	652,364	93,913
	1,086,214	398,876

All of the trade and other payables are contractual to be settled within one year or are repayable on demand.

The Group’s exposure to currency, liquidity and market risks related to trade and other payables is disclosed in Note 29.